SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 187,988
2026	164,150
2027	86,366
2028	87,444
2029	83,886
Thereafter	175,400
Total	785,234
Less: imputed interest	(150,474)
Total operating lease liabilities	$ 634,760	$ 258,991